Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

March 16, 2018

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Vivaldi Opportunities Fund

(1940 Act Registration No. 811-23255)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is a registration statement under the Securities Act of 1933, as amended, and Amendment No. 3 to the registration statement under the Investment Company Act of 1940, as amended, on Form N-2 (the “Registration Statement”) of Vivaldi Opportunities Fund (the “Registrant”). This filing is being made in order for the Registrant to register additional shares of common stock and promptly engage in a rescission offer to repurchase shares acquired from January 30, 2018 through February 28, 2018 in an amount equal to the amount the shareholders paid for those shares plus interest from the date of purchase, less the amount of all distributions received on those shares, if any.

Questions and comments may be directed to the undersigned at (215) 988-2699.

Very truly yours,

/s/ Nancy P. O’Hara

Nancy P. O’Hara